Segment and Product Information (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Reconciling Information by Reportable Segments

The following tables present Net sales, Income (loss) from continuing operations before income taxes and certain other measures for the reportable segments, reconciled to consolidated total continuing operations, for the periods indicated (in thousands):

	Three months ended March 31, 2015
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$43,485	$243	$852	$(651)
Southeast	147,477	699	2,992	(1,727)
South	153,057	1,462	3,692	342
West	—	—	—	—
Total reportable segments	344,019	2,404	7,536	(2,036)
All other	26,967	748	71	(4,930)
Total consolidated	$370,986	$3,152	$7,607	$(6,966)

	Three months ended March 31, 2014
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$49,397	$284	$897	$(841)
Southeast	143,406	706	2,784	(2,516)
South	124,562	435	3,002	(641)
West	—	—	—	—
Total reportable segments	317,365	1,425	6,683	(3,998)
All other	28,544	557	2,145	604
Total consolidated	$345,909	$1,982	$8,828	$(3,394)

Schedule of Segment Reporting Information by Product Category

The Company’s net sales by product category for the years indicated were as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Lumber & lumber sheet goods	$122,427	$124,627
Windows, doors & millwork	121,597	107,497
Manufactured products	79,805	70,753
Gypsum, roofing & insulation	10,555	9,932
Siding, metal & concrete products	9,800	8,697
Other building products & services	26,802	24,403
Net sales	$370,986	$345,909